Intangible assets - Amortisation (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Administrative expenses.
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amortisation charge	£ 387	£ 263